Income Taxes - Schedule of Effective Income Tax Rate (Details)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Effective Income Tax Rate [Abstracts]
Income tax expense with Macau statutory tax rate	12.00%	12.00%	12.00%
Differential income tax rates applicable to certain entities comprising the Company	(11.84%)	7.75%	1.00%
Tax effect of preferential tax treatments	0.14%	(4.16%)	(1.00%)
Effect of non-deductible expenses	(0.00%)	1.69%
Effective income tax rate	0.30%	17.28%	12.00%